LICENSE AGREEMENT (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
	Jul. 29, 2024	Dec. 31, 2024		Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Licensing fee	$ 5,000
Revenue		$ 50,645	[1]	$ 64,392
Long term deferred revenue		3,583
License Fee Revenue [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue		417
License Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Licensing fee	5,000
Payment of quarterly license fee	$ 25,000
Initial licensing fee recognized revenue description	straight-line basis over five years
Revenue		417
Royalty payments received or earned		0
Short term deferred revenue		1,000
Long term deferred revenue		3,583
License Agreement [Member] | License Fee Revenue [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue		$ 417

[1]	Licensing Revenue which is not considered a segment as it is currently immaterial